[FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK LOGO]

800 Westchester Avenue • Suite 641 N. • Rye Brook, New York 10573
800.355.4570

August 14, 2013

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account A
1940 Act Registration Number: 811-21104
1933 Act Registration Numbers: 333-142084
CIK: 0001173492
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Variable Annuity Account A, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
DFA Investment Dimensions Group, Inc.	0000355437	July 9, 2013

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Associate General Counsel and Assistant Secretary
First Security Benefit Life Insurance
   and Annuity Company of New York